AB High Income Fund

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 56.1%
Industrial – 48.1%
Basic – 3.2%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	759	$795,259
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		1,485	1,566,675
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		3,286	3,609,576
CF Industries, Inc. 4.95%, 06/01/2043		7,664	9,434,111
5.375%, 03/15/2044		4,718	6,066,287
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026(a)		532	574,001
9.875%, 10/17/2025(a)		7,854	9,180,310
Commercial Metals Co. 4.875%, 05/15/2023		3,249	3,416,806
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		1,721	1,792,754
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,415	2,466,545
ERP Iron Ore, LLC 9.039%, 12/31/2019(b) (c) (d) (e) (f)		1,355	1,153,032
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(a)		12,055	13,090,712
4.50%, 09/15/2027(a)		1,475	1,609,865
Freeport-McMoRan, Inc.
5.40%, 11/14/2034		33	41,912
5.45%, 03/15/2043		5,095	6,546,660
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		6,956	7,047,092
Hecla Mining Co. 7.25%, 02/15/2028		983	1,067,137
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		5,122	5,700,354
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	108	131,838
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(a)	U.S.$	440	442,732
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	925	1,083,845
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	4,788	4,788,538
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (f)		3,201	3,298,011

	Principal Amount (000)		U.S. $ Value

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)	U.S.$	7,418	$7,717,377
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		2,189	2,422,731
Kleopatra Finco SARL 4.25%, 03/01/2026(a)	EUR	5,384	6,340,968
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(a)		5,940	7,231,751
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b) (c) (d) (e) (g)	U.S.$	16,121	0
Mercer International, Inc. 5.125%, 02/01/2029		5,306	5,410,213
Novelis Corp. 5.875%, 09/30/2026(a)		196	203,295
Olin Corp. 5.625%, 08/01/2029		1,124	1,233,198
Peabody Energy Corp. 8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(a) (f)		449	362,623
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		500	497,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027(a)		8,776	8,765,530
SpA Holdings 3 Oy 3.625%, 02/04/2028(a)	EUR	955	1,147,603
4.875%, 02/04/2028(a)	U.S.$	4,788	4,823,998
SPCM SA 4.875%, 09/15/2025(a)		3,290	3,367,616
United States Steel Corp. 6.25%, 03/15/2026(h)		2,238	2,306,688
Valvoline, Inc. 4.25%, 02/15/2030(a)		10,847	11,267,144
WR Grace & Co-Conn 4.875%, 06/15/2027(a)		472	498,625

			148,500,912

Capital Goods – 2.9%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a) (f)	EUR	5,094	6,211,955
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a) (f)	U.S.$	3,142	3,319,018
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		6,594	6,602,243
4.00%, 09/01/2029(a)		5,355	5,361,694

	Principal Amount (000)		U.S. $ Value

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)	U.S.$	2,072	$2,138,258
5.25%, 04/30/2025(a)		2,000	2,082,500
6.00%, 02/15/2025(a)		333	343,323
Bombardier, Inc. 7.50%, 12/01/2024-03/15/2025(a)		11,779	12,050,962
7.875%, 04/15/2027(a)		2,481	2,570,419
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		3,893	3,844,338
Colfax Corp. 6.375%, 02/15/2026(a)		876	925,251
EnerSys 4.375%, 12/15/2027(a)		5,050	5,277,267
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	5,843,852
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		6,532	6,783,351
GFL Environmental, Inc. 4.25%, 06/01/2025(a)		333	345,661
4.75%, 06/15/2029(a)		2,895	2,992,892
5.125%, 12/15/2026(a)		4,000	4,198,431
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		2,757	3,075,928
Griffon Corp. 5.75%, 03/01/2028		3,681	3,876,725
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		1,036	1,055,679
Madison IAQ LLC 5.875%, 06/30/2029(a)		5,174	5,232,618
Moog, Inc. 4.25%, 12/15/2027(a)		347	357,779
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		2,742	2,838,126
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025(a)		333	339,795
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	7,486	9,320,601
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)	U.S.$	50	53,017
Tervita Corp. 11.00%, 12/01/2025(a)		6,990	8,019,643
Titan Holdings 5.125%, 07/15/2029	EUR	1,574	1,903,582
TransDigm, Inc. 4.625%, 01/15/2029(a)	U.S.$	3,591	3,588,408
4.875%, 05/01/2029(a)		6,167	6,201,175
8.00%, 12/15/2025(a)		3,335	3,586,230
Triumph Group, Inc. 6.25%, 09/15/2024(a)		1,966	1,986,802

	Principal Amount (000)		U.S. $ Value

7.75%, 08/15/2025	U.S.$	2,289	$2,317,700
8.875%, 06/01/2024(a)		3,361	3,739,113
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	132	158,446
Vertical Holdco GmbH 7.625%, 07/15/2028(a)	U.S.$	2,285	2,479,575
Vertical US Newco, Inc. 5.25%, 07/15/2027(a)		1,028	1,085,966
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		7	7,542
7.25%, 06/15/2028(a)		2,462	2,742,876

			134,858,741

Communications - Media – 6.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		7,124	7,397,781
Altice Financing SA 7.50%, 05/15/2026(a)		17,748	18,453,524
AMC Networks, Inc. 4.25%, 02/15/2029		8,644	8,641,812
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		2,341	2,421,481
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	815	978,566
5.375%, 03/01/2025(a)	U.S.$	8,793	9,049,664
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		36,644	38,355,992
5.75%, 02/15/2026(a)		69	71,339
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		4,940	5,074,996
CSC Holdings LLC 4.50%, 11/15/2031(a)		6,832	6,891,201
5.00%, 11/15/2031(a)		4,734	4,765,482
5.375%, 02/01/2028(a)		6,139	6,495,293
5.75%, 01/15/2030(a)		2,452	2,558,296
7.50%, 04/01/2028(a)		2,326	2,538,664
DISH DBS Corp. 5.00%, 03/15/2023		1,148	1,200,183
5.125%, 06/01/2029(a)		9,587	9,503,707
5.875%, 11/15/2024		1,199	1,292,563
7.375%, 07/01/2028		6,580	7,120,435
7.75%, 07/01/2026		335	382,614
DISH Network Corp. 3.375%, 08/15/2026(i)		4,275	4,390,500
iHeartCommunications, Inc. 6.375%, 05/01/2026		758	801,164
8.375%, 05/01/2027		3,375	3,594,170
Lamar Media Corp. 4.875%, 01/15/2029		1,559	1,654,461
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		14,893	15,913,443

	Principal Amount (000)		U.S. $ Value

Liberty Interactive LLC 3.75%, 02/15/2030(i)	U.S.$	2,213	$1,701,864
Mav Acquisition Corp. 5.75%, 08/01/2028(a)		4,714	4,696,888
8.00%, 08/01/2029(a)		4,714	4,613,827
Meredith Corp. 6.875%, 02/01/2026		11,299	11,750,960
National CineMedia LLC 5.875%, 04/15/2028(a)		3,387	3,191,179
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		1,403	1,413,945
Scripps Escrow, Inc. 5.875%, 07/15/2027(a)		2,949	3,052,262
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		2,485	2,484,390
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		6,473	6,278,810
5.50%, 03/01/2030(a)		4,371	4,382,783
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		30,900	31,858,887
5.50%, 07/01/2029(a)		110	120,555
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	7,605	9,439,950
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	4,970	5,192,989
5.50%, 09/15/2024(a)		301	305,301
Univision Communications, Inc. 4.50%, 05/01/2029(a)		2,866	2,874,030
5.125%, 02/15/2025(a)		1,398	1,420,999
6.625%, 06/01/2027(a)		3,134	3,372,086
9.50%, 05/01/2025(a)		836	915,872
UPC Holding BV 5.50%, 01/15/2028(a)		6,547	6,879,996
Urban One, Inc. 7.375%, 02/01/2028(a)		12,257	13,153,951
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,734	3,760,738
5.50%, 05/15/2029(a)		333	355,578
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		985	1,014,792
Ziggo BV 5.50%, 01/15/2027(a)		1,225	1,268,343

			285,048,306

Communications - Telecommunications – 3.6%
Altice France SA/France 5.125%, 07/15/2029(a)		17,779	17,959,630
7.375%, 05/01/2026(a)		354	368,209
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		7,696	8,090,420

	Principal Amount (000)		U.S. $ Value

Consolidated Communications, Inc. 5.00%, 10/01/2028(a)	U.S.$	2,987	$3,010,471
6.50%, 10/01/2028(a)		10,220	11,030,128
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	3,874	4,673,227
9.375%, 06/17/2023(a)	U.S.$	3,093	3,153,146
Embarq Corp. 7.995%, 06/01/2036		16,261	18,216,053
Frontier Communications Holdings LLC 5.875%, 10/15/2027(a)		240	257,373
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(b) (j)		7,915	4,354,874
9.75%, 07/15/2025(a) (b) (j)		1,446	809,227
Intrado Corp. 8.50%, 10/15/2025(a)		2,100	2,042,030
Level 3 Financing, Inc. 4.25%, 07/01/2028(a)		2,458	2,504,931
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		4,742	4,653,697
Series Y 7.50%, 04/01/2024		262	294,564
Sprint Capital Corp. 8.75%, 03/15/2032		844	1,301,144
Sprint Corp. 7.625%, 03/01/2026		137	167,282
Switch Ltd. 4.125%, 06/15/2029(a)		5,822	5,995,027
T-Mobile USA, Inc. 2.625%, 02/15/2029		5,005	5,005,349
3.375%, 04/15/2029		2,919	3,040,176
3.375%, 04/15/2029(a)		7,412	7,723,865
3.50%, 04/15/2031		7,818	8,219,595
3.50%, 04/15/2031(a)		7,412	7,781,520
Telecom Italia Capital SA 7.20%, 07/18/2036		5,713	7,334,187
7.721%, 06/04/2038		6,995	9,412,035
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)		21,380	21,780,191
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		10,692	10,875,728

			170,054,079

Consumer Cyclical - Automotive – 2.9%
Adient US LLC 9.00%, 04/15/2025(a)		3,859	4,219,709
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		913	1,000,918
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		6,401	7,101,635
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (f)		8,435	9,508,312
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	1,055	1,293,981

	Principal Amount (000)		U.S. $ Value

6.25%, 05/15/2026(a)	U.S.$	3,781	$4,001,976
Dana, Inc. 4.25%, 09/01/2030		3,854	4,001,400
5.375%, 11/15/2027		651	688,843
5.625%, 06/15/2028		983	1,057,418
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		5,841	6,319,677
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (d) (e) (g)		18,493	—
(First Lien) 11.00%, 10/31/2024(b) (d) (e) (g)		7,590	—
Ford Motor Co. 8.50%, 04/21/2023		8,431	9,365,140
9.00%, 04/22/2025		2,901	3,570,013
Ford Motor Credit Co. LLC 5.125%, 06/16/2025		955	1,052,158
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029(a)		3,697	3,896,386
5.25%, 07/15/2031(a)		3,380	3,579,037
IHO Verwaltungs GmbH 3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (f)	EUR	1,742	2,128,585
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)	U.S.$	6,351	6,400,278
5.875%, 11/15/2024(a)	EUR	667	856,045
5.875%, 01/15/2028(a)	U.S.$	6,393	6,615,863
7.75%, 10/15/2025(a)		6,597	7,196,597
Mclaren Finance PLC 7.50%, 08/01/2026(a)		8,330	8,460,335
Meritor, Inc. 4.50%, 12/15/2028(a)		7,032	7,195,550
6.25%, 06/01/2025(a)		2,099	2,223,080
PM General Purchaser LLC 9.50%, 10/01/2028(a)		6,681	7,014,147
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		2,939	3,037,147
Tenneco, Inc. 5.00%, 07/15/2026		4,571	4,505,505
7.875%, 01/15/2029(a)		5,477	6,190,081
Titan International, Inc. 7.00%, 04/30/2028(a)		7,168	7,467,488
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	1,200	1,451,851
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	6,955	7,545,690

			138,944,845

Consumer Cyclical - Entertainment – 2.8%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		2,502	2,592,177
Carnival Corp. 4.00%, 08/01/2028(a)		4,839	4,814,805

	Principal Amount (000)		U.S. $ Value

5.75%, 03/01/2027(a)	U.S.$	4,504	$4,577,190
9.875%, 08/01/2027(a)		3,689	4,223,721
10.125%, 02/01/2026(a)	EUR	3,260	4,443,483
11.50%, 04/01/2023(a)	U.S.$	6,993	7,882,678
Carnival PLC 1.00%, 10/28/2029	EUR	737	700,016
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	12,465	12,944,654
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		3,001	2,821,356
Mattel, Inc. 3.75%, 04/01/2029(a)		10,492	11,057,799
NCL Corp., Ltd. 5.875%, 03/15/2026(a)		9,883	9,955,770
Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028(a)		20,172	20,499,795
10.875%, 06/01/2023(a)		7,068	8,051,795
11.50%, 06/01/2025(a)		12,746	14,530,440
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		4,914	5,285,413
9.50%, 08/01/2025(a)		4,076	4,404,268
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		1,901	2,029,377
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,447	1,537,471
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		6,065	5,761,203
7.00%, 02/15/2029(a)		1,932	1,951,562
13.00%, 05/15/2025(a)		2,788	3,234,083
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,018	1,010,312

			134,309,368

Consumer Cyclical - Other – 2.8%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		4,216	4,418,857
Bally’s Corp. 6.75%, 06/01/2027(a)		3,908	4,225,797
Beazer Homes USA, Inc. 6.75%, 03/15/2025		1,563	1,617,006
Boyd Gaming Corp. 4.75%, 12/01/2027		105	108,794
8.625%, 06/01/2025(a)		235	256,974
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	5,902,832
6.25%, 09/15/2027(a)		7,295	7,715,076
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		2,507	2,644,882

	Principal Amount (000)		U.S. $ Value

Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	3,528	$3,666,392
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		2,842	2,932,657
Empire Communities Corp. 7.00%, 12/15/2025(a)		1,563	1,651,776
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		1,140	1,165,991
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		6,001	6,290,818
Forestar Group, Inc. 3.85%, 05/15/2026(a)		2,881	2,920,824
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		1,671	1,796,355
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,626	6,610,637
5.375%, 05/01/2025(a)		1,173	1,228,273
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		3,307	3,251,565
5.00%, 06/01/2029(a)		3,417	3,450,418
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		1,588	1,664,218
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	1,026	1,245,998
4.125%, 04/15/2026(a)	U.S.$	4,513	4,695,702
5.25%, 01/15/2029(a)		3,712	3,952,381
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		6,752	7,146,217
Mattamy Group Corp. 4.625%, 03/01/2030(a)		4,691	4,847,331
Scientific Games International, Inc. 3.375%, 02/15/2026(a)	EUR	970	1,152,704
5.00%, 10/15/2025(a)	U.S.$	2,999	3,081,473
7.00%, 05/15/2028(a)		392	423,027
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)		7,822	8,041,047
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		8,781	8,732,260
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		2,782	3,142,804
5.875%, 06/15/2027(a)		3,493	3,960,380
Travel + Leisure Co. 4.625%, 03/01/2030(a)		1,311	1,354,909
6.625%, 07/31/2026(a)		3,533	3,942,470

	Principal Amount (000)		U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/2023(a)	U.S.$	333	$342,402
5.50%, 03/01/2025(a)		2,020	2,141,275
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		3,075	3,197,489
7.75%, 04/15/2025(a)		6,444	6,863,320

			131,783,331

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		6,965	7,023,134
4.00%, 10/15/2030(a)		8,721	8,699,346
4.375%, 01/15/2028(a)		83	84,296
5.75%, 04/15/2025(a)		2,614	2,760,666
IRB Holding Corp. 6.75%, 02/15/2026(a)		3,291	3,398,600
7.00%, 06/15/2025(a)		422	451,379
Yum! Brands, Inc. 4.625%, 01/31/2032		9,784	10,522,268

			32,939,689

Consumer Cyclical - Retailers – 2.3%
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (f)		2,653	2,668,543
Dufry One BV 2.50%, 10/15/2024(a)	EUR	5,467	6,421,086
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)	U.S.$	1,246	1,232,005
L Brands, Inc. 5.25%, 02/01/2028		531	597,617
6.625%, 10/01/2030(a)		3,212	3,704,776
6.75%, 07/01/2036		1,479	1,883,528
6.875%, 11/01/2035		7,429	9,557,144
7.50%, 06/15/2029		492	572,173
LBM Acquisition LLC 6.25%, 01/15/2029(a)		1,147	1,149,526
Levi Strauss & Co. 3.50%, 03/01/2031(a)		2,970	3,049,998
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		7,693	7,961,030
7.875%, 05/01/2029(a)		6,100	6,327,201
Murphy Oil USA, Inc. 5.625%, 05/01/2027		503	531,030
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		2,139	2,282,986
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		2,956	3,064,626
7.75%, 02/15/2029(a)		4,766	5,225,940
Rite Aid Corp. 7.50%, 07/01/2025(a)		6,326	6,349,694

	Principal Amount (000)		U.S. $ Value

Sonic Automotive, Inc. 6.125%, 03/15/2027	U.S.$	5,939	$6,212,877
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		10,712	11,272,210
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		1,536	1,572,055
Staples, Inc. 7.50%, 04/15/2026(a)		2,855	2,898,828
10.75%, 04/15/2027(a)		6,383	6,194,410
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		4,220	4,623,370
White Cap Buyer LLC 6.875%, 10/15/2028(a)		8,674	9,261,855
White Cap Parent LLC 8.25%, 03/15/2026(a) (f)		1,679	1,738,381
William Carter Co. (The) 5.50%, 05/15/2025(a)		4,156	4,375,600

			110,728,489

Consumer Non-Cyclical – 5.8%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		5,204	5,567,345
AdaptHealth LLC 4.625%, 08/01/2029(a)		7,234	7,204,891
6.125%, 08/01/2028(a)		1,532	1,613,024
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		4,713	4,766,730
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		3,290	3,477,726
4.875%, 02/15/2030(a)		2,263	2,448,674
7.50%, 03/15/2026 (a)		333	362,897
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		3,828	4,143,411
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		11,713	12,082,764
6.125%, 04/15/2025(a)		2,346	2,396,900
6.25%, 02/15/2029(a)		900	896,070
7.25%, 05/30/2029(a)		711	736,317
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		419	446,333
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		4,048	4,149,807
4.00%, 03/15/2031(a)		4,027	4,244,102
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		1,291	1,310,670
5.625%, 03/15/2027(a)		2,114	2,238,940
6.00%, 01/15/2029(a)		1,694	1,802,587
6.125%, 04/01/2030(a)		17,171	17,406,901
6.875%, 04/01/2028-04/15/2029(a)		14,378	14,952,440

	Principal Amount (000)		U.S. $ Value

Cidron Aida Finco SARL 5.00%, 04/01/2028(a) (h)	EUR	949	$1,134,171
DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	3,645	3,544,780
4.625%, 06/01/2030(a)		10,593	10,944,911
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,410	7,363,059
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 9.50%, 07/31/2027(a) (h)		4,292	4,305,734
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.125%, 04/01/2029(a)		1,302	1,293,908
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		2,750	2,854,340
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	738	898,860
HCRX Investments Holdco LP 4.50%, 08/01/2029(a)	U.S.$	1,407	1,435,898
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	3,948	4,719,018
5.00%, 10/15/2026(a)	U.S.$	333	343,004
Jazz Securities DAC 4.375%, 01/15/2029(a)		5,382	5,617,132
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		10,638	10,428,997
Legacy LifePoint Health LLC 6.75%, 04/15/2025(a)		333	351,815
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a) (b) (j)		2,552	1,688,366
ModivCare, Inc. 5.875%, 11/15/2025(a)		999	1,065,619
Newell Brands, Inc. 4.70%, 04/01/2026		3,038	3,384,648
4.875%, 06/01/2025		748	829,787
Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	1,035	1,227,505
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)	U.S.$	11,223	11,561,754
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		5,068	5,174,093
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		5,267	5,101,353
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		5,952	6,054,488
Post Holdings, Inc. 4.50%, 09/15/2031(a)		7,969	8,061,748
4.625%, 04/15/2030(a)		6,624	6,748,998
5.50%, 12/15/2029(a)		4,151	4,446,769
5.75%, 03/01/2027(a)		333	346,988

	Principal Amount (000)		U.S. $ Value

Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)	U.S.$	7,622	$7,635,860
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		4,950	5,373,781
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		11,464	12,191,040
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		2,030	2,093,879
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		6,322	6,325,219
4.00%, 10/01/2026(a)	EUR	3,459	4,184,360
5.75%, 07/15/2025	U.S.$	6	6,161
Sunshine Mid BV 6.50%, 05/15/2026(a) (h)	EUR	5,784	7,101,723
Tenet Healthcare Corp. 4.875%, 01/01/2026(a)	U.S.$	295	305,166
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		3,458	3,461,942
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		1,354	1,407,999
US Foods, Inc. 4.75%, 02/15/2029(a)		10,363	10,566,886
US Renal Care, Inc. 10.625%, 07/15/2027(a)		4,233	4,589,803
Vizient, Inc. 6.25%, 05/15/2027(a)		1,274	1,338,799
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		1,265	1,323,185

			271,082,075

Energy – 7.1%
Antero Resources Corp. 7.625%, 02/01/2029(a)		1,178	1,290,369
8.375%, 07/15/2026(a)		3,151	3,566,663
Apache Corp. 4.875%, 11/15/2027		955	1,027,826
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		2,415	2,380,296
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		1,586	1,645,315
7.625%, 12/15/2025(a)		2,450	2,639,456
Bonanza Creek Energy, Inc. 7.50%, 04/30/2026		264	264,904
Callon Petroleum, Co. 8.25%, 07/15/2025		253	243,301
9.00%, 04/01/2025(a)		6,898	7,424,520
Cheniere Energy Partners LP 4.50%, 10/01/2029		2,089	2,253,196
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		2,595	2,588,174

	Principal Amount (000)		U.S. $ Value

CITGO Petroleum Corp. 6.375%, 06/15/2026(a)	U.S.$	2,387	$2,434,647
7.00%, 06/15/2025(a)		9,430	9,673,519
CNX Resources Corp. 6.00%, 01/15/2029(a)		4,061	4,298,963
7.25%, 03/14/2027(a)		876	933,692
Comstock Resources, Inc. 5.875%, 01/15/2030(a)		5,117	5,147,069
6.75%, 03/01/2029(a)		2,289	2,391,496
7.50%, 05/15/2025(a)		991	1,025,843
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		7,094	7,352,353
Diamond Foreign Asset Co./Diamond Finance LLC 13.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(a) (d) (f)		568	566,640
13.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(d) (f)		494	492,458
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		8,923	8,924,971
EnLink Midstream LLC 5.625%, 01/15/2028(a)		6,096	6,456,763
EnLink Midstream Partners LP 4.15%, 06/01/2025		9,849	10,192,445
4.40%, 04/01/2024		2,333	2,446,476
Series C 6.00%, 12/15/2022(k)		12,323	9,515,745
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		4,100	4,167,349
4.75%, 01/15/2031(a)		3,913	3,997,245
EQT Corp. 3.90%, 10/01/2027		1,980	2,145,287
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		2,898	2,859,967
7.75%, 02/01/2028		8,431	8,519,327
8.00%, 01/15/2027		4,649	4,793,101
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		2,289	2,403,803
7.00%, 08/01/2027		2,652	2,787,523
Gulfport Energy Corp. 6.00%, 10/15/2024(b)		2,508	87,780
6.375%, 05/15/2025-01/15/2026(b)		18,821	658,735
6.625%, 05/01/2023(b)		619	21,665
Gulfport Energy Operating Corp. 8.00%, 05/17/2026(a)		6,422	6,901,162
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		5,376	5,588,999
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,910	1,952,495
6.00%, 02/01/2031(a)		1,909	1,991,173

	Principal Amount (000)		U.S. $ Value

Independence Energy Finance LLC 7.25%, 05/01/2026(a)	U.S.$	7,204	$7,508,116
Indigo Natural Resources LLC 5.375%, 02/01/2029(a)		3,844	4,006,502
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		8,277	8,217,016
ITT Holdings LLC 6.50%, 08/01/2029(a)		12,073	12,043,426
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		9,387	8,467,488
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		2,551	2,388,499
7.50%, 01/15/2028(a)		7,663	6,970,191
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		9,606	9,802,107
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		9,973	10,279,688
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		6,718	6,458,048
Occidental Petroleum Corp. 3.40%, 04/15/2026		421	425,443
3.50%, 06/15/2025		2,366	2,409,394
5.50%, 12/01/2025		824	906,550
5.875%, 09/01/2025		1,346	1,491,576
6.125%, 01/01/2031		1,903	2,250,013
8.00%, 07/15/2025		2,108	2,509,431
8.50%, 07/15/2027		558	696,817
8.875%, 07/15/2030		558	752,643
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025(a)		9,596	8,858,447
PDC Energy, Inc. 5.75%, 05/15/2026		8,038	8,303,886
6.125%, 09/15/2024		7,221	7,347,277
Range Resources Corp. 8.25%, 01/15/2029(a)		4,161	4,608,465
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		2,783	2,901,627
SM Energy Co. 5.625%, 06/01/2025		3,730	3,663,208
6.50%, 07/15/2028		1,137	1,132,854
Southwestern Energy Co. 8.375%, 09/15/2028		2,391	2,666,989
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		4,830	4,971,017
5.875%, 03/15/2028		2,917	3,068,438
Talos Production, Inc. 12.00%, 01/15/2026		7,783	8,101,820
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)		7,821	8,084,546
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		4,621	4,651,791

	Principal Amount (000)		U.S. $ Value

Transocean Pontus Ltd. 6.125%, 08/01/2025(a)	U.S.$	1,161	$1,144,723
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		1,918	1,856,997
Transocean, Inc. 7.25%, 11/01/2025(a)		2,072	1,651,978
7.50%, 01/15/2026(a)		4,613	3,567,683
11.50%, 01/30/2027(a)		2,001	1,991,023
Vantage Drilling International 7.125%, 04/01/2023(b) (d) (e)		8,325	—
7.50%, 11/01/2019(b) (c) (d) (e)		8,860	—
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		6,566	6,795,810
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		5,273	5,066,910
Western Midstream Operating LP 3.95%, 06/01/2025		1,219	1,261,746
4.35%, 02/01/2025		2,891	3,032,814
4.50%, 03/01/2028		1,652	1,778,096
4.75%, 08/15/2028		1,563	1,700,347
5.30%, 02/01/2030		2,516	2,825,319
5.45%, 04/01/2044		916	1,028,210

			335,697,680

Other Industrial – 0.1%
Interface, Inc. 5.50%, 12/01/2028(a)		1,364	1,430,841
KAR Auction Services, Inc. 5.125%, 06/01/2025(a)		1,590	1,626,482

			3,057,323

Services – 4.0%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		8,240	8,294,757
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,403,188
6.625%, 07/15/2026(a)		1,699	1,800,784
9.75%, 07/15/2027(a)		11,333	12,442,553
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,302,678
4.625%, 06/01/2028(a)	U.S.$	2,325	2,329,609
ANGI Group LLC 3.875%, 08/15/2028(a)		12,814	12,766,240
Aptim Corp. 7.75%, 06/15/2025(a)		11,051	9,529,649
APX Group, Inc. 5.75%, 07/15/2029(a)		9,301	9,336,108
6.75%, 02/15/2027(a)		2,701	2,864,105

	Principal Amount (000)		U.S. $ Value

Aramark Services, Inc. 6.375%, 05/01/2025(a)	U.S.$	892	$940,472
Carlson Travel, Inc. 6.75%, 12/15/2025(g)		3,434	3,105,444
10.50%, 03/31/2025(g)		608	633,762
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,685,887
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	3,335	3,920,472
Elis SA 1.625%, 04/03/2028(a)		900	1,067,046
Garda World Security Corp. 9.50%, 11/01/2027(a)	U.S.$	8,008	8,759,592
Gartner, Inc. 4.50%, 07/01/2028(a)		3,059	3,233,285
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		5,678	5,897,503
Korn Ferry 4.625%, 12/15/2027(a)		3,154	3,256,505
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		8,204	8,348,407
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		3,808	3,936,063
Monitronics International, Inc. 0.00%, 04/01/2020(b) (c) (d) (e)		6,914	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028(a) (h)		17,454	16,946,931
Nielsen Co. Luxembourg SARL (The) 5.00%, 02/01/2025(a)		2,333	2,395,929
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		135	144,283
6.25%, 01/15/2028(a)		12,376	12,937,172
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	1,096	1,226,207
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)	U.S.$	1,580	1,689,090
9.25%, 04/15/2025(a)		673	787,469
Service Corp. International/US 3.375%, 08/15/2030		8,414	8,389,380
Square, Inc. 2.75%, 06/01/2026(a)		7,220	7,380,022
3.50%, 06/01/2031(a)		7,394	7,669,417
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		2,089	2,235,234
Verisure Midholding AB 5.25%, 02/15/2029(a)	EUR	4,130	5,054,443
Verscend Escrow Corp. 9.75%, 08/15/2026(a)	U.S.$	9,176	9,693,379

			186,403,065

	Principal Amount (000)		U.S. $ Value

Technology – 2.8%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)	U.S.$	2,870	$2,970,181
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		3,521	3,607,374
Avaya, Inc. 6.125%, 09/15/2028(a)		10,982	11,758,473
Banff Merger Sub, Inc. 9.75%, 09/01/2026(a)		13,822	14,539,483
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		4,374	4,464,871
Clarivate Science Holdings Corp. 4.875%, 06/30/2029(a)		2,723	2,752,064
CommScope Technologies LLC 6.00%, 06/15/2025(a)		289	293,419
CommScope, Inc. 5.50%, 03/01/2024(a)		1,688	1,737,157
6.00%, 03/01/2026(a)		1,846	1,934,095
8.25%, 03/01/2027(a)		2,130	2,254,086
Elastic NV 4.125%, 07/15/2029(a)		3,392	3,404,773
Imola Merger Corp. 4.75%, 05/15/2029(a)		4,868	5,026,625
Microchip Technology, Inc. 4.25%, 09/01/2025		3,341	3,512,297
NCR Corp. 5.125%, 04/15/2029(a)		12,758	13,285,272
5.75%, 09/01/2027(a)		1,558	1,645,430
6.125%, 09/01/2029(a)		1,207	1,316,506
8.125%, 04/15/2025(a)		1,684	1,829,837
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		2,627	2,792,615
Playtech PLC 4.25%, 03/07/2026(a)	EUR	776	942,775
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	5,044	5,032,836
Presidio Holdings, Inc. 8.25%, 02/01/2028(a)		819	889,939
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		12,300	11,857,662
Science Applications International Corp. 4.875%, 04/01/2028(a)		493	517,708
Sensata Technologies BV 4.00%, 04/15/2029(a)		5,327	5,483,035
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		1,280	1,289,600
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		4,496	4,523,567

	Principal Amount (000)		U.S. $ Value

Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)	U.S.$	17,204	$17,849,870
10.50%, 02/01/2024(a) (h)		2,933	2,992,273

			130,503,823

Transportation - Airlines – 0.6%
Air Canada 3.875%, 08/15/2026(a)		1,414	1,417,841
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		5,556	5,813,060
5.75%, 04/20/2029(a)		6,500	7,028,125
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		2,588	2,712,612
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		4,444	5,008,379
United Airlines, Inc. 4.625%, 04/15/2029(a)		6,211	6,391,063

			28,371,080

Transportation - Services – 0.4%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		2,000	2,153,180
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 03/15/2025(a)		951	966,108
5.375%, 03/01/2029(a)		3,257	3,390,595
5.75%, 07/15/2027(a) (h)		1,477	1,546,860
Herc Holdings, Inc. 5.50%, 07/15/2027(a)		2,506	2,628,944
Loxam SAS 2.875%, 04/15/2026(a)	EUR	934	1,106,159
Modulaire Global Finance PLC 8.00%, 02/15/2023(a)	U.S.$	8,171	8,406,298

			20,198,144

			2,262,480,950

Financial Institutions – 6.7%
Banking – 1.6%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		6,719	6,912,922
7.00%, 01/15/2026(a)		3,175	3,421,062
Ally Financial, Inc. Series B 4.70%, 05/15/2026(k)		14,614	15,349,443
Series C 4.70%, 05/15/2028(k)		993	1,033,713
Credit Suisse Group AG 6.25%, 12/18/2024(a) (k)		7,786	8,500,304
6.375%, 08/21/2026(a) (k)		8,766	9,718,650

	Principal Amount (000)		U.S. $ Value

Discover Financial Services Series D 6.125%, 06/23/2025(k)	U.S.$	19,736	$22,204,961
Dresdner Funding Trust I 8.151%, 06/30/2031(a)		816	1,182,546
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		3,198	3,465,953
5.71%, 01/15/2026(a)		860	971,129

			72,760,683

Brokerage – 0.3%
Lehman Brothers Holdings, Inc. 6.875%, 05/02/2018(b) (c)		1,600	10,880
Series G 4.80%, 03/13/2014(b) (c)		1,800	12,240
NFP Corp. 6.875%, 08/15/2028(a)		13,715	14,266,011

			14,289,131

Finance – 1.7%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		5,818	6,080,102
Aircastle Ltd. 5.25%, 06/15/2026(a) (k)		2,547	2,560,584
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		4,791	4,571,306
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		4,416	4,584,565
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		6,660	6,774,513
8.25%, 09/01/2025(a)		9,472	9,900,987
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		9,287	9,610,055
goeasy Ltd. 4.375%, 05/01/2026(a)		3,321	3,421,373
5.375%, 12/01/2024(a)		377	390,854
HighTower Holding, LLC 6.75%, 04/15/2029(a)		14,397	14,662,127
ILFC E-Capital Trust II 3.91% (H15T 30 Year + 1.80%), 12/21/2065(a)		1,500	1,262,538
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		4,835	4,948,808
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	1,573	1,882,315
Navient Corp. 4.875%, 03/15/2028	U.S.$	5,136	5,178,227
6.50%, 06/15/2022		1,903	1,985,263

	Principal Amount (000)		U.S. $ Value

SLM Corp. 5.125%, 04/05/2022	U.S.$	3,828	$3,916,060

			81,729,677

Insurance – 1.1%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		8,362	8,501,499
10.125%, 08/01/2026(a)		5,867	6,592,736
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		12,233	12,785,749
AmWINS Group, Inc. 4.875%, 06/30/2029(a)		2,019	2,058,742
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a) (f) (h)		10,120	10,939,968
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		11,002	10,941,374

			51,820,068

Other Finance – 0.4%
Altice France Holding SA 10.50%, 05/15/2027(a)		4,599	5,061,937
Intrum AB 3.00%, 09/15/2027(a)	EUR	3,250	3,806,367
3.50%, 07/15/2026(a)		4,776	5,754,491
4.875%, 08/15/2025		4,189	5,212,840

			19,835,635

REITs – 1.6%
ADLER Group SA 2.75%, 11/13/2026(a)		1,200	1,410,913
Aedas Homes Opco Sl 4.00%, 08/15/2026		8,929	10,840,667
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026(a)	U.S.$	11,224	11,674,600
Diversified Healthcare Trust 9.75%, 06/15/2025		5,638	6,223,141
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		135	140,015
5.25%, 03/15/2028(a)		6,718	7,031,802
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		1,279	1,360,941
5.625%, 05/01/2024		2,333	2,529,064
5.75%, 02/01/2027		4,572	5,113,529
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	5,519	6,692,818

	Principal Amount (000)		U.S. $ Value

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)	U.S.$	5,143	$5,276,215
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027(a)		8,691	9,616,564
Via Celere Desarrollos 5.25%, 04/01/2026	EUR	5,665	6,997,970

			74,908,239

			315,343,433

Utility – 1.3%
Electric – 1.1%
Calpine Corp. 3.75%, 03/01/2031(a)	U.S.$	16,016	15,416,773
5.125%, 03/15/2028(a)		1,557	1,578,598
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	813	982,223
NRG Energy, Inc. 6.625%, 01/15/2027	U.S.$	135	139,772
Talen Energy Supply LLC 6.50%, 06/01/2025		8,459	5,011,037
7.25%, 05/15/2027(a)		1,791	1,633,537
10.50%, 01/15/2026(a)		5,936	4,089,509
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		16,340	16,761,337
5.625%, 02/15/2027(a)		7,170	7,444,431

			53,057,217

Other Utility – 0.2%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		7,229	7,579,196

			60,636,413

Total Corporates - Non-Investment Grade (cost $2,540,143,570)			2,638,460,796

EMERGING MARKETS - SOVEREIGNS – 8.5%
Angola – 0.6%
Angolan Government International Bond 8.00%, 11/26/2029(a)		13,030	13,459,990
9.125%, 11/26/2049(a)		1,286	1,317,989
9.375%, 05/08/2048(a)		298	311,559
9.50%, 11/12/2025(a)		14,019	15,454,195

			30,543,733

Argentina – 1.0%
Argentine Republic Government International Bond 0.50%, 07/09/2030		34,052	12,326,713
1.00%, 07/09/2029		6,275	2,400,343

	Principal Amount (000)		U.S. $ Value

1.125%, 07/09/2035	U.S.$	81,360	$26,319,845
2.00%, 01/09/2038		9,541	3,754,370
2.50%, 07/09/2041		2,288	854,195

			45,655,466

Bahrain – 0.6%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		1,749	1,714,566
6.75%, 09/20/2029(a)		8,215	8,891,711
7.00%, 10/12/2028(a)		7,504	8,322,405
7.375%, 05/14/2030(a)		2,814	3,140,776
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		6,379	6,940,352

			29,009,810

Dominican Republic – 0.6%
Dominican Republic International Bond 5.95%, 01/25/2027(a)		7,715	8,652,855
6.40%, 06/05/2049(a)		2,497	2,714,395
6.875%, 01/29/2026(a)		652	750,941
8.625%, 04/20/2027(a)		12,151	14,853,078

			26,971,269

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		1,718	947,303
0.50%, 07/31/2040(a)		6,518	4,040,905
5.00%, 07/31/2030(a)		5,710	5,010,437

			9,998,645

Egypt – 1.0%
Egypt Government International Bond 5.75%, 05/29/2024(a)		11,852	12,580,157
6.20%, 03/01/2024(a)		10,050	10,761,666
7.625%, 05/29/2032(a)		11,844	12,456,927
8.70%, 03/01/2049(a)		3,170	3,313,244
8.875%, 05/29/2050(a)		5,976	6,361,826

			45,473,820

El Salvador – 0.4%
El Salvador Government International Bond 6.375%, 01/18/2027(a)		6,513	5,674,451
7.125%, 01/20/2050(a)		10,598	8,614,187
7.625%, 09/21/2034(a)		872	741,473
7.75%, 01/24/2023(a)		3,494	3,381,537

			18,411,648

	Principal Amount (000)		U.S. $ Value

Gabon – 0.4%
Gabon Government International Bond 6.375%, 12/12/2024(a)	U.S.$	5,450	$5,772,496
6.625%, 02/06/2031(a)		12,920	12,934,535

			18,707,031

Ghana – 0.5%
Ghana Government International Bond 6.375%, 02/11/2027(a)		11,876	11,692,664
8.627%, 06/16/2049(a)		260	246,074
8.95%, 03/26/2051(a)		1,752	1,705,243
10.75%, 10/14/2030(a)		9,035	11,255,916

			24,899,897

Ivory Coast – 0.8%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	9,671	11,567,587
5.875%, 10/17/2031(a)		6,714	8,590,689
6.125%, 06/15/2033(a)	U.S.$	5,888	6,347,264
6.375%, 03/03/2028(a)		8,571	9,456,492
6.625%, 03/22/2048(a)	EUR	1,429	1,800,886

			37,762,918

Nigeria – 0.6%
Nigeria Government International Bond 6.50%, 11/28/2027(a)	U.S.$	2,246	2,377,672
7.625%, 11/21/2025-11/28/2047(a)		18,760	20,551,498
7.696%, 02/23/2038(a)		2,903	2,973,398
7.875%, 02/16/2032(a)		2,864	3,056,962

			28,959,530

Oman – 0.5%
Oman Government International Bond 4.75%, 06/15/2026(a)		12,837	13,244,575
4.875%, 02/01/2025(a)		1,562	1,630,630
6.25%, 01/25/2031(a)		6,820	7,359,206

			22,234,411

Senegal – 0.5%
Senegal Government International Bond 6.25%, 05/23/2033(a)		11,075	11,686,202
6.75%, 03/13/2048(a)		10,960	11,198,380

			22,884,582

Ukraine – 0.7%
Ukraine Government International Bond 7.253%, 03/15/2033(a)		6,725	6,923,808
7.375%, 09/25/2032(a)		8,112	8,438,001
7.75%, 09/01/2023-09/01/2024(a)		18,516	19,900,922

			35,262,731

	Principal Amount (000)		U.S. $ Value

Venezuela – 0.1%
Venezuela Government International Bond 7.65%, 04/21/2025(a) (b) (j)	U.S.$	6,636	$671,895
9.00%, 05/07/2023(a) (b) (j)		538	53,800
9.25%, 09/15/2027(b) (j)		34,020	3,402,000
9.25%, 05/07/2028(a) (b) (j)		1,500	151,875

			4,279,570

Total Emerging Markets - Sovereigns (cost $416,192,845)			401,055,061

CORPORATES - INVESTMENT GRADE – 7.7%
Financial Institutions – 5.0%
Banking – 3.2%
Bank of America Corp. Series AA 6.10%, 03/17/2025(k)		1,000	1,121,300
Series B 8.05%, 06/15/2027(h)		11,735	15,210,402
Series Z 6.50%, 10/23/2024(k)		4,009	4,529,679
Barclays Bank PLC 6.86%, 06/15/2032(a) (k)		838	1,137,023
Barclays PLC 7.25%, 03/15/2023(a) (k)	GBP	3,808	5,683,053
Citigroup, Inc. 5.95%, 01/30/2023(k)	U.S.$	14,778	15,512,117
Series M 6.30%, 05/15/2024(k)		7,000	7,554,493
Credit Agricole SA 8.125%, 12/23/2025(a) (k)		13,944	16,983,105
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(h) (k)		10,561	10,697,297
HSBC Holdings PLC 6.00%, 09/29/2023(a) (k)	EUR	5,708	7,399,227
6.375%, 03/30/2025(k)	U.S.$	2,076	2,299,170
JPMorgan Chase & Co. Series V 3.465% (LIBOR 3 Month + 3.32%), 10/01/2021(k) (l)		2,638	2,637,935
Lloyds Banking Group PLC 6.413%, 10/01/2035(a) (k)		3,709	5,106,978
6.657%, 05/21/2037(a) (k)		1,801	2,535,808
Natwest Group PLC 8.625%, 08/15/2021(k)		11,038	11,057,780
Series U 2.467% (LIBOR 3 Month + 2.32%), 09/30/2027(k) (l)		6,400	6,378,867
Regions Bank/Birmingham AL 6.45%, 06/26/2037(h)		5,300	7,643,409

	Principal Amount (000)		U.S. $ Value

Standard Chartered PLC 1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (k) (l)	U.S.$	3,500	$3,388,334
7.75%, 04/02/2023(a) (k)		1,988	2,163,996
Truist Financial Corp. Series Q 5.10%, 03/01/2030(k)		4,138	4,761,735
UBS Group AG 7.00%, 02/19/2025(a) (k)		14,430	16,656,807

			150,458,515

Finance – 0.6%
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,274	1,307,827
4.25%, 06/15/2026		162	178,504
5.25%, 08/11/2025(a) (h)		11,719	13,225,667
Aviation Capital Group LLC 4.125%, 08/01/2025(a)		2,077	2,262,752
4.875%, 10/01/2025(a)		1,585	1,770,439
Huarong Finance 2017 Co., Ltd. 3.75%, 04/27/2022(a)		317	271,431
4.75%, 04/27/2027(a)		551	366,415
Huarong Finance 2019 Co., Ltd. 3.25%, 11/13/2024(a)		708	506,220
3.75%, 05/29/2024(a)		412	294,580
4.50%, 05/29/2029(a)		697	442,595
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		1,699	1,146,825
4.875%, 11/22/2026(a)		1,016	685,800
5.50%, 01/16/2025(a)		4,811	3,493,989

			25,953,044

Insurance – 1.1%
Centene Corp. 2.625%, 08/01/2031		12,222	12,233,917
4.625%, 12/15/2029		498	546,158
5.375%, 06/01/2026(a)		333	346,841
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		14,459	19,147,989
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	12,950,888
MetLife, Inc. 10.75%, 08/01/2039		1,745	3,014,263
Nationwide Mutual Insurance Co. 2.409% (LIBOR 3 Month + 2.29%), 12/15/2024(a) (l)		5,000	4,990,717

			53,230,773

REITs – 0.1%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		2,646	2,848,043

			232,490,375

	Principal Amount (000)		U.S. $ Value

Industrial – 2.7%
Basic – 0.5%
ArcelorMittal SA 7.00%, 03/01/2041	U.S.$	4,782	$6,876,108
7.25%, 10/15/2039		1,241	1,809,289
Arconic Corp. 6.00%, 05/15/2025(a)		3,466	3,662,895
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	835	1,009,260
Nexa Resources SA 6.50%, 01/18/2028(a)	U.S.$	6,419	7,049,796
Suzano Austria GmbH 7.00%, 03/16/2047(a)		1,282	1,713,073

			22,120,421

Capital Goods – 0.3%
General Electric Co. Series D 3.449% (LIBOR 3 Month + 0.00%), 09/15/2021(k) (l)		12,108	11,840,745
Howmet Aerospace, Inc. 5.90%, 02/01/2027		805	952,837
Textron Financial Corp. 1.891% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (l)		125	106,369

			12,899,951

Communications - Media – 0.0%
Prosus NV 4.027%, 08/03/2050(a)		1,341	1,290,743

Consumer Cyclical - Other – 0.5%
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	13,159,177
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/06/2031(a)		5,800	6,093,531
Standard Industries, Inc./NJ 4.375%, 07/15/2030(a)		1,011	1,039,677
4.75%, 01/15/2028(a)		2,079	2,163,627

			22,456,012

Consumer Non-Cyclical – 0.2%
Kraft Heinz Foods Co. 4.25%, 03/01/2031		8,986	10,353,004

Energy – 0.5%
Cenovus Energy, Inc. 6.75%, 11/15/2039		706	961,287
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		5,103	6,152,980
Ecopetrol SA 5.875%, 05/28/2045		5,418	5,738,637

	Principal Amount (000)		U.S. $ Value

Enable Midstream Partners LP 4.40%, 03/15/2027	U.S.$	7,547	$8,434,084
4.95%, 05/15/2028		1,214	1,402,008
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		248	243,660
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	627,599
TransCanada PipeLines Ltd. 2.366% (LIBOR 3 Month + 2.21%), 05/15/2067(l)		2,500	2,237,587

			25,797,842

Technology – 0.1%
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		2,793	4,630,742

Transportation - Airlines – 0.6%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		7,534	8,863,836
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		2,971	3,316,379
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		14,434	15,711,829

			27,892,044

			127,440,759

Total Corporates - Investment Grade (cost $317,479,385)			359,931,134

BANK LOANS – 6.7%
Industrial – 6.1%
Basic – 0.1%
Nouryon Finance B.V. (fka AkzoNobel) 2.835% (LIBOR 1 Month + 2.75%), 10/01/2025(m)		2,395	2,362,528

Capital Goods – 0.8%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(m)		10,487	10,410,025
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(m)		15,678	15,709,501
Granite US Holdings Corporation 4.147% (LIBOR 3 Month + 4.00%), 09/30/2026(d) (m)		8,325	8,303,859
TransDigm, Inc. 2.342% (LIBOR 1 Month + 2.25%), 12/09/2025(m)		2,247	2,205,753

	Principal Amount (000)		U.S. $ Value

Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.592% (LIBOR 1 Month + 2.50%), 10/23/2025(d) (m)	U.S.	$560	$554,171

			37,183,309

Communications - Media – 0.4%
Advantage Sales & Marketing, Inc. 6.000% (LIBOR 2 Month + 5.25%), 10/28/2027(m)		9,453	9,498,061
Clear Channel Outdoor Holdings, Inc. 3.607% (LIBOR 2 Month + 3.50%), 08/21/2026(m)		4	4,294
3.629% (LIBOR 3 Month + 3.50%), 08/21/2026(m)		1,735	1,683,275
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.092% (LIBOR 1 Month + 3.00%), 05/01/2026(m)		2,386	2,354,220
Univision Communications, Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(m)		4,775	4,755,398

			18,295,248

Communications - Telecommunications – 0.9%
Crown Subsea Communications Holding, Inc. 5.750% (LIBOR 1 Month + 5.00%), 04/27/2027(m)		8,138	8,182,259
DIRECTV Financing, LLC 07/22/2027(n)		3,090	3,082,677
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(m)		7,308	7,119,168
Proofpoint, Inc. 06/08/2029(d) (n)		12,450	12,605,625
Zacapa SARL 4.703% (LIBOR 3 Month + 4.50%), 07/02/2025(m)		12,787	12,796,973

			43,786,702

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.342% (LIBOR 1 Month + 3.25%), 04/30/2026(m)		2,681	2,656,646

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(m)		4,733	4,686,090

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.3%
Caesars Resort Collection, LLC 2.842% (LIBOR 1 Month + 2.75%), 12/23/2024(m)	U.S.$	10,275	$10,151,833
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 3 Month + 12.00%), 10/04/2023(d) (m)		132	145,339
Scientific Games International, Inc. 2.842% (LIBOR 1 Month + 2.75%), 08/14/2024(m)		4,799	4,722,473

			15,019,645

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(m)		5,111	5,080,868
Whatabrands LLC 2.839% (LIBOR 1 Month + 2.75%), 07/31/2026(m)		1,995	1,990,307

			7,071,175

Consumer Cyclical - Retailers – 0.3%
Great Outdoors Group, LLC 5.000% (LIBOR 3 Month + 4.25%), 03/06/2028(m)		2,628	2,628,924
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(m)		10,850	10,839,150

			13,468,074

Consumer Non-Cyclical – 1.3%
Aldevron, L.L.C. 4.250% (LIBOR 1 Month + 3.25%), 10/12/2026(m)		4,414	4,403,090
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.842% (LIBOR 1 Month + 7.75%), 09/26/2025(m)		4,155	4,154,792
Arbor Pharmaceuticals, LLC 6.000% (LIBOR 3 Month + 5.00%), 07/05/2023(m)		5,978	5,942,713
Gainwell Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(m)		6,935	6,928,631
Global Medical Response, Inc. (fka Air Medical) 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(m)		5,220	5,213,361
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(m)		4,686	4,629,557

	Principal Amount (000)		U.S. $ Value

LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.842% (LIBOR 1 Month + 3.75%), 11/16/2025(m)	U.S.$	5,146	$5,100,463
Mallinckrodt International Finance S.A. 6.000% (LIBOR 3 Month + 5.25%), 09/24/2024(m)		4,740	4,600,723
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(d) (m)		2,120	2,122,650
U.S. Renal Care, Inc. 5.125% (LIBOR 1 Month + 5.00%), 06/26/2026(m)		8,263	8,264,312
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.250% (LIBOR 3 Month + 5.50%), 12/15/2027(m)		10,995	11,060,059

			62,420,351

Energy – 0.3%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(m)		2,804	2,806,385
Enviva Holdings, LP 6.500% (LIBOR 3 Month + 5.50%), 02/17/2026(d) (m)		13,024	12,958,452

			15,764,837

Other Industrial – 0.3%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.00%), 09/01/2023(m)		1,711	1,706,030
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(m)		509	508,446
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(m)		4,544	4,539,463
Dealer Tire, LLC 4.342% (LIBOR 1 Month + 4.25%), 12/12/2025(m)		1,615	1,611,362
FCG Acquisitions, Inc. 7.250% (LIBOR 3 Month + 6.75%), 03/30/2029(d) (m)		3,390	3,373,050
Rockwood Service Corporation 4.092% (LIBOR 1 Month + 4.00%), 01/23/2027(d) (m)		503	502,244

			12,240,595

Services – 0.3%
Amentum Government Services Holdings LLC 3.592% (LIBOR 1 Month + 3.50%), 01/29/2027(m)		1,643	1,630,565

	Principal Amount (000)		U.S. $ Value

Parexel International Corporation 2.842% (LIBOR 1 Month + 2.75%), 09/27/2024(m)	U.S.$	1,252	$1,247,135
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(m)		4,856	4,688,219
Verscend Holding Corp. 4.092% (LIBOR 1 Month + 4.00%), 08/27/2025(m)		7,781	7,759,767

			15,325,686

Technology – 0.8%
athenahealth, Inc. 4.410% (LIBOR 3 Month + 4.25%), 02/11/2026(m)		10,960	10,945,824
Boxer Parent Company, Inc. (fka BMC Software, Inc.) 3.842% (LIBOR 1 Month + 3.75%), 10/02/2025(m)		8,719	8,640,464
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(m)		10,318	10,114,961
Peraton Corp. 4.500% (LIBOR 1 Month + 3.75%), 02/01/2028(m)		3,631	3,625,236
Presidio Holdings Inc. 3.600% (LIBOR 1 Month + 3.50%), 01/22/2027(m)		117	116,161
3.630% (LIBOR 3 Month + 3.50%), 01/22/2027(m)		2,027	2,013,448
Veritas US Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(m)		3,605	3,624,688

			39,080,782

			289,361,668

Financial Institutions – 0.4%
Insurance – 0.4%
Hub International Limited 4.000% (LIBOR 3 Month + 3.25%), 04/25/2025(m)		6,231	6,214,678
4.000% (LIBOR 2 Month + 3.25%), 04/25/2025(m)		16	15,654
Jones DesLauriers Insurance Management, Inc. 8.000% (CDOR 3 Month + 7.50%), 03/26/2029(d) (m)		6,046	4,870,335

	Principal Amount (000)		U.S. $ Value

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.842% (LIBOR 1 Month + 3.75%), 09/03/2026(m)	U.S.$	7,530	$7,462,730

			18,563,397

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(m)		1,270	1,235,269
4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(m)		6,534	6,353,990

			7,589,259

Total Bank Loans (cost $312,954,080)			315,514,324

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.5%
Risk Share Floating Rate – 5.0%
Bellemeade Re Ltd. Series 2018-1A, Class B1 4.339% (LIBOR 1 Month + 4.25%), 04/25/2028(a) (l)		230	231,169
Series 2019-4A, Class B1 3.939% (LIBOR 1 Month + 3.85%), 10/25/2029(g) (l)		1,607	1,580,560
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 1M2 3.739% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (l)		10,079	10,402,078
Series 2020-SBT1, Class 2M2 3.739% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (l)		4,981	5,153,709
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class B 11.589% (LIBOR 1 Month + 11.50%), 01/25/2025(l)		14,752	14,517,790
Series 2015-DNA1, Class B 9.289% (LIBOR 1 Month + 9.20%), 10/25/2027(l)		897	1,028,925
Series 2015-DNA2, Class B 7.639% (LIBOR 1 Month + 7.55%), 12/25/2027(l)		16,057	17,417,644
Series 2015-DNA3, Class B 9.439% (LIBOR 1 Month + 9.35%), 04/25/2028(l)		7,473	8,744,729
Series 2015-HQ2, Class B 8.039% (LIBOR 1 Month + 7.95%), 05/25/2025(l)		288	274,049

	Principal Amount (000)		U.S. $ Value

Series 2015-HQA1, Class B 8.889% (LIBOR 1 Month + 8.80%), 03/25/2028(l)	U.S.$	12,424	$13,518,771
Series 2015-HQA2, Class B 10.589% (LIBOR 1 Month + 10.50%), 05/25/2028(l)		6,959	7,832,606
Series 2016-DNA2, Class B 10.589% (LIBOR 1 Month + 10.50%), 10/25/2028(l)		5,019	5,831,480
Series 2016-DNA3, Class B 11.339% (LIBOR 1 Month + 11.25%), 12/25/2028(l)		4,456	5,212,992
Series 2016-DNA4, Class B 8.689% (LIBOR 1 Month + 8.60%), 03/25/2029(l)		1,820	1,897,318
Series 2016-HQA1, Class B 12.839% (LIBOR 1 Month + 12.75%), 09/25/2028(l)		2,988	3,637,943
Series 2016-HQA2, Class B 11.589% (LIBOR 1 Month + 11.50%), 11/25/2028(l)		3,917	4,545,260
Series 2017-DNA1, Class B1 5.039% (LIBOR 1 Month + 4.95%), 07/25/2029(l)		3,134	3,345,131
Series 2017-DNA2, Class B1 5.239% (LIBOR 1 Month + 5.15%), 10/25/2029(l)		8,410	9,069,413
Series 2017-DNA3, Class B1 4.539% (LIBOR 1 Month + 4.45%), 03/25/2030(l)		4,124	4,330,927
Series 2017-HQA1, Class B1 5.089% (LIBOR 1 Month + 5.00%), 08/25/2029(l)		416	447,085
Series 2017-HQA2, Class B1 4.839% (LIBOR 1 Month + 4.75%), 12/25/2029(l)		2,340	2,501,031
Series 2017-HQA3, Class B1 4.539% (LIBOR 1 Month + 4.45%), 04/25/2030(l)		1,245	1,306,951
Series 2018-DNA1, Class B1 3.239% (LIBOR 1 Month + 3.15%), 07/25/2030(l)		1,445	1,471,071
Series 2018-DNA2, Class B1 3.789% (LIBOR 1 Month + 3.70%), 12/25/2030(a) (l)		1,631	1,691,746
Series 2019-DNA1, Class B1 4.739% (LIBOR 1 Month + 4.65%), 01/25/2049(a) (l)		970	1,014,867
Series 2019-FTR3, Class B2 4.892% (LIBOR 1 Month + 4.80%), 09/25/2047(g) (l)		1,160	1,154,215
Series 2019-HQA2, Class B1 4.189% (LIBOR 1 Month + 4.10%), 04/25/2049(a) (l)		1,078	1,109,225

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 11.839% (LIBOR 1 Month + 11.75%), 08/25/2028(l)	U.S.$	4,017	$4,765,420
Series 2016-C02, Class 1B 12.339% (LIBOR 1 Month + 12.25%), 09/25/2028(l)		2,881	3,411,183
Series 2016-C03, Class 1B 11.839% (LIBOR 1 Month + 11.75%), 10/25/2028(l)		7,099	8,450,621
Series 2016-C03, Class 2B 12.839% (LIBOR 1 Month + 12.75%), 10/25/2028(l)		3,937	4,789,607
Series 2016-C04, Class 1B 10.339% (LIBOR 1 Month + 10.25%), 01/25/2029(l)		13,265	15,253,393
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(l)		11,990	13,779,276
Series 2016-C06, Class 1B 9.339% (LIBOR 1 Month + 9.25%), 04/25/2029(l)		8,463	9,290,387
Series 2016-C07, Class 2B 9.589% (LIBOR 1 Month + 9.50%), 05/25/2029(l)		10,256	11,359,315
Series 2017-C01, Class 1B1 5.839% (LIBOR 1 Month + 5.75%), 07/25/2029(l)		2,248	2,479,646
Series 2017-C02, Class 2B1 5.589% (LIBOR 1 Month + 5.50%), 09/25/2029(l)		416	450,502
Series 2017-C03, Class 1B1 4.939% (LIBOR 1 Month + 4.85%), 10/25/2029(l)		3,966	4,283,375
Series 2017-C04, Class 2B1 5.139% (LIBOR 1 Month + 5.05%), 11/25/2029(l)		974	1,063,021
Series 2017-C06, Class 1B1 4.239% (LIBOR 1 Month + 4.15%), 02/25/2030(l)		1,702	1,768,252
Series 2017-C06, Class 2B1 4.539% (LIBOR 1 Month + 4.45%), 02/25/2030(l)		272	284,566
Series 2018-C01, Class 1B1 3.639% (LIBOR 1 Month + 3.55%), 07/25/2030(l)		5,247	5,378,029
Series 2018-C05, Class 1B1 4.339% (LIBOR 1 Month + 4.25%), 01/25/2031(l)		7,500	7,867,553
Home Re Ltd. Series 2019-1, Class M2 3.339% (LIBOR 1 Month + 3.25%), 05/25/2029(a) (l)		3,500	3,544,191

	Principal Amount (000)		U.S. $ Value

JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.589% (LIBOR 1 Month + 5.50%), 10/25/2025(g) (l)	U.S.$	3,593	$3,398,056
Radnor Re Ltd. Series 2020-1, Class B1 3.089% (LIBOR 1 Month + 3.00%), 01/25/2030(g) (l)		488	483,591
Triangle Re Ltd. Series 2020-1, Class M2 5.689% (LIBOR 1 Month + 5.60%), 10/25/2030(a) (l)		1,000	1,034,457
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.339% (LIBOR 1 Month + 5.25%), 11/25/2025(g) (l)		2,298	2,241,422
Series 2015-WF1, Class 2M2 5.589% (LIBOR 1 Month + 5.50%), 11/25/2025(g) (l)		1,214	1,204,212

			235,848,760

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		2,324	1,805,587
Series 2006-24CB, Class A16 5.75%, 08/25/2036		444	345,216
Series 2006-26CB, Class A6 6.25%, 09/25/2036		201	140,414
Series 2006-26CB, Class A8 6.25%, 09/25/2036		760	530,610
Series 2006-42, Class 1A6 6.00%, 01/25/2047		967	758,857
Series 2006-HY12, Class A5 2.953%, 08/25/2036		2,837	2,843,935
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		865	789,914
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		749	589,357
Series 2007-15CB, Class A19 5.75%, 07/25/2037		440	360,126
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		467	449,895
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.164%, 05/25/2047		490	486,939
Series 2007-4, Class 22A1 3.283%, 06/25/2047		2,013	2,010,193
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		503	274,890
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.032%, 09/25/2047		507	485,269

	Principal Amount (000)		U.S. $ Value

Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.17%, 03/25/2037	U.S.$	325	$324,382
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		755	765,944
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		898	553,271
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 2.537%, 06/25/2036		469	428,628
Series 2006-FA3, Class A9 6.00%, 07/25/2036		768	516,304
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 3.853%, 09/25/2035		1,584	1,386,542
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		1,105	1,086,944
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		560	406,343
Series 2007-A1, Class A8 6.00%, 03/25/2037		899	491,269
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		245	198,678
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.432%, 10/25/2036		1,682	673,126
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.848%, 12/28/2037		1,805	1,797,545

			20,500,178

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 0.689% (LIBOR 1 Month + 0.60%), 04/25/2037(l)		2,313	758,800
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 0.689% (LIBOR 1 Month + 0.60%), 08/25/2037(l)		369	161,052
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.339% (LIBOR 1 Month + 0.25%), 04/25/2037(l)		1,090	300,740
Lehman Mortgage Trust Series 2007-1, Class 3A1 0.339% (LIBOR 1 Month + 0.25%), 02/25/2037(l)		2,847	269,800

	Principal Amount (000)		U.S. $ Value

Series 2007-1, Class 3A2 7.161% (7.25% - LIBOR 1 Month), 02/25/2037(l) (o)	U.S.$	2,847	$741,153
Lehman XS Trust Series 2007-16N, Class 2A2 0.939% (LIBOR 1 Month + 0.85%), 09/25/2047(l)		512	520,246
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 0.249% (LIBOR 1 Month + 0.16%), 02/25/2037(l)		543	429,803
Series 2007-2, Class 1A3 0.749% (LIBOR 1 Month + 0.66%), 05/25/2037(l)		441	434,875

			3,616,469

Total Collateralized Mortgage Obligations (cost $235,157,662)			259,965,407

EMERGING MARKETS - CORPORATE BONDS – 4.6%
Industrial – 4.1%
Basic – 1.6%
Braskem Idesa SAPI 7.45%, 11/15/2029(a)		5,151	5,326,134
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		8,224	8,645,480
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		2,206	2,101,215
Consolidated Energy Finance SA 6.875%, 06/15/2025(a)		8,033	8,161,910
Eldorado Gold Corp. 9.50%, 06/01/2024(a)		8,361	9,031,553
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		8,370	9,067,033
7.25%, 04/01/2023(a)		7,452	7,594,054
HTA Group Ltd/.Mauritius 7.00%, 12/18/2025(a)		4,000	4,244,630
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		9,827	10,267,987
OCP SA 3.75%, 06/23/2031(a)		1,450	1,468,578
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		6,866	7,247,024
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		1,044	1,001,587

			74,157,185

Capital Goods – 0.4%
Cemex SAB de CV 5.125%, 06/08/2026(a) (k)		1,885	1,964,755
7.375%, 06/05/2027(a)		1,733	1,954,824
Embraer Netherlands Finance BV 5.40%, 02/01/2027		8,145	8,595,011
6.95%, 01/17/2028(a)		2,712	3,060,429

	Principal Amount (000)		U.S. $ Value

Klabin Austria GmbH 7.00%, 04/03/2049(a)	U.S.$	2,182	$2,774,728
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		8,626	81,949
Zero Coupon, 09/10/2058(g)		8,966	85,173

			18,516,869

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,071	1,106,008
VTR Finance NV 6.375%, 07/15/2028(a)		1,308	1,387,477

			2,493,485

Communications - Telecommunications – 0.5%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		5,076	5,386,095
7.50%, 10/15/2026(a)		333	347,962
Digicel Group Holdings Ltd. 7.00%, 08/16/2021(f) (g) (k)		624	486,777
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(a) (f)		2,805	2,428,078
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(f)		7,519	7,349,408
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		1,816	1,888,900
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		1,282	1,474,300
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		5,930	6,224,370

			25,585,890

Consumer Cyclical - Other – 0.5%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		2,124	2,195,685
5.625%, 07/17/2027(a)		3,599	3,725,912
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		437	449,900
5.375%, 05/15/2024(a)		2,104	2,146,067
Sazka Group AS 3.875%, 02/15/2027(a)	EUR	744	886,707
Studio City Finance Ltd.
5.00%, 01/15/2029(a)	U.S.$	2,502	2,472,301
6.00%, 07/15/2025(a)		3,011	3,133,698
6.50%, 01/15/2028(a)		2,224	2,340,760
Wynn Macau Ltd.
5.125%, 12/15/2029(a)		2,333	2,356,330
5.50%, 01/15/2026-10/01/2027(a)		1,925	1,982,640
5.625%, 08/26/2028(a)		2,442	2,508,833

			24,198,833

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d) (e) (f) (g)	U.S.$	5,457	$0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d) (e) (f) (g)		3,115	0

			0

Consumer Non-Cyclical – 0.2%
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025		5,610	6,163,404
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (d) (e) (f) (g) (j)		2,425	24,492
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		1,248	1,351,919
USJ Acucar e Alcool SA 9.875%, 11/09/2023(a) (b) (j)		1,866	579,190
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(b) (c) (g)		13,674	137,082
10.875%, 01/13/2020(b) (c) (g)		2,500	312,500
11.75%, 02/09/2022(b) (g) (j)		13,613	68,235

			8,636,822

Energy – 0.8%
Cosan SA 5.50%, 09/20/2029(a)		2,027	2,184,473
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,321	1,430,643
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		2,896	2,812,106
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		353	368,058
6.125%, 06/30/2025(a)		2,565	2,790,466
6.50%, 06/30/2027(a)		3,495	3,855,660
Medco Oak Tree Pte Ltd. 7.375%, 05/14/2026(a)		559	594,042
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		3,365	3,472,890
MV24 Capital BV 6.748%, 06/01/2034(a)		2,964	3,223,117
Peru LNG SRL 5.375%, 03/22/2030(a)		8,294	6,386,380
Petrobras Global Finance BV 5.60%, 01/03/2031		3,031	3,380,625
8.75%, 05/23/2026		462	589,743
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		4,308	4,474,720

	Principal Amount (000)		U.S. $ Value

SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)	U.S.$	971	$972,180

			36,535,103

Services – 0.0%
StoneCo Ltd. 3.95%, 06/16/2028(a)		1,046	1,037,895

			191,162,082

Utility – 0.4%
Electric – 0.4%
AES El Salvador Trust II 6.75%, 03/28/2023(a)		1,220	1,166,854
AES Gener SA 6.35%, 10/07/2079(a)		2,632	2,773,470
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		9,085	10,425,037
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		3,586	3,622,936
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		871	896,588

			18,884,885

Financial Institutions – 0.1%
Insurance – 0.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (f)		2,138	2,263,139

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (f)		281	26,302
5.25%, 12/27/2033(a) (f)		4,929	490,635
7.125%, 12/26/2046(a) (f)		9,785	946,589

			1,463,526

			3,726,665

Total Emerging Markets - Corporate Bonds (cost $263,916,517)			213,773,632

GOVERNMENTS - TREASURIES – 4.1%
Colombia – 0.4%
Colombian TES Series B 5.75%, 11/03/2027	COP	67,778,500	16,787,326

United States – 3.7%
U.S. Treasury Bonds 6.125%, 11/15/2027(p) (q)	U.S.$	40,330	53,235,600

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Notes 2.375%, 05/15/2029(p) (q)	U.S.$	90,097	$98,740,462
3.125%, 11/15/2028(p) (q)		20,500	23,514,139

			175,490,201

Total Governments - Treasuries (cost $177,561,954)			192,277,527

	Shares

COMMON STOCKS – 2.4%
Energy – 0.7%
Energy Equipment & Services – 0.0%
Vantage Drilling International(b)		91,167	282,618

Oil, Gas & Consumable Fuels – 0.7%
Battalion Oil Corp.(b)		135	1,743
Berry Corp.		745,325	4,136,554
Bonanza Creek Energy, Inc.		24,592	946,054
CHC Group LLC(b) (r)		2,087,668	70,981
Denbury, Inc.(b)		66,101	4,343,497
Diamond Offshore Drilling, Inc.(e)		696,725	4,041,005
Diamond Offshore Drilling, Inc.(e) (g)		148,609	861,932
Golden Energy Offshore Services AS(b)		3,360,247	308,079
Gulfport Energy Operating Corp.(b)		241,118	16,468,359
K201640219 South Africa Ltd. A Shares(b) (d) (e)		64,873,855	65
K201640219 South Africa Ltd. B Shares(b) (d) (e)		10,275,684	10
Paragon Offshore Ltd. - Class A(b) (d)		62,040	6,204
Paragon Offshore Ltd. - Class B(b) (d)		93,060	930,600
SandRidge Energy, Inc.(b)		1,446	8,647
Whiting Petroleum Corp.(b)		48,817	2,289,517

			34,413,247

			34,695,865

Consumer Staples – 0.5%
Food & Staples Retailing – 0.5%
Southeastern Grocers, Inc.(b) (d) (e)		1,095,189	21,903,780

Consumer Discretionary – 0.4%
Auto Components – 0.4%
ATD New Holdings, Inc.(b) (d)		161,762	9,678,706
Exide Corp.(b) (d) (e)		4,045	8,797,875

			18,476,581

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(b)		4,628	404,302
Carlson Travel, Inc.(d)		608	0

			404,302

Internet & Direct Marketing Retail – 0.0%
Golo Mobile, Inc.(b)		168,790	6,088

			18,886,971

Company	Shares		U.S. $ Value

Financials – 0.4%
Insurance – 0.4%
Mt. Logan Re Ltd.(b) (d) (e)		18,000	$17,141,150

Information Technology – 0.2%
IT Services – 0.1%
Ag Tracker(d) (e)		444,369	1
Paysafe Ltd.(b)		562,779	6,072,385

			6,072,386

Software – 0.1%
Avaya Holdings Corp.(b)		125,330	3,035,492
Monitronics International, Inc.(b)		257,529	2,340,939

			5,376,431

			11,448,817

Communication Services – 0.1%
Media – 0.1%
iHeartMedia, Inc. - Class A(b)		164,799	4,260,054

Industrials – 0.1%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(b) (d) (e)		14	0

Construction & Engineering – 0.1%
WillScot Mobile Mini Holdings Corp.(b)		109,384	3,140,415

			3,140,415

Materials – 0.0%
Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(b) (d) (e)		5,004,988	5
Neenah Enterprises, Inc.(b) (d) (e)		49,578	0

			5

Total Common Stocks (cost $156,057,255)			111,477,057

	Principal Amount (000)

COLLATERALIZED LOAN OBLIGATIONS – 2.1%
CLO - Floating Rate – 2.1%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.134% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (l)	U.S.$	11,494	11,503,254
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class E 8.024% (LIBOR 3 Month + 7.89%), 01/20/2032(a) (l)		2,391	2,392,675

	Principal Amount (000)		U.S. $ Value

Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 6.386% (LIBOR 3 Month + 6.22%), 04/15/2034(a) (l)	U.S.$	2,000	$1,959,436
Benefit Street Partners Clo XXII Ltd. Series 2020-22A, Class E 7.134% (LIBOR 3 Month + 7.00%), 01/20/2032(a) (l)		312	312,167
Bristol Park CLO Ltd. Series 2016-1A, Class DR 3.076% (LIBOR 3 Month + 2.95%), 04/15/2029(a) (l)		5,000	5,002,190
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 6.434% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (l)		2,424	2,419,580
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.084% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (l)		2,270	2,274,249
Dryden CLO Ltd. Series 2018-57A, Class E 5.356% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (l)		1,741	1,662,838
Series 2020-78A, Class D 3.134% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (l)		11,286	11,310,235
Elevation CLO Ltd. Series 2020-11A, Class C 2.326% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (l)		3,505	3,410,949
Series 2020-11A, Class D1 3.976% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (l)		5,438	5,430,243
Elmwood CLO Ltd. Series 2021-2A, Class E 6.089% (LIBOR 3 Month + 5.95%), 07/20/2034(a) (l)		800	799,938
Elmwood CLO VII Ltd. Series 2020-4A, Class E 7.234% (LIBOR 3 Month + 7.10%), 01/17/2034(a) (l)		2,122	2,135,504
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 6.134% (LIBOR 3 Month + 6.00%), 01/20/2034(a) (l)		1,786	1,787,814
Flat Series 2021-1A, Class E 6.151% (LIBOR 3 Month + 6.00%), 07/19/2034(a) (l)		350	336,451
Kayne CLO 10 Ltd. Series 2021-10A, Class E 6.05% (LIBOR 3 Month + 5.85%), 04/23/2034(a) (l)		3,793	3,719,169

	Principal Amount (000)		U.S. $ Value

Kayne CLO 11 Ltd. Series 2021-11A, Class E 6.416% (LIBOR 3 Month + 6.25%), 04/15/2034(a) (l)	U.S.$	1,545	$1,547,266
Kayne CLO 4 Ltd. Series 2019-4A, Class E 6.875% (LIBOR 3 Month + 6.75%), 04/25/2032(a) (l)		3,086	3,089,551
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.134% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (l)		2,940	2,946,565
LCM 28 Ltd. Series 28A, Class D 3.084% (LIBOR 3 Month + 2.95%), 10/20/2030(a) (l)		500	488,924
Madison Park Funding LI Ltd. Series 2021-51A, Class E 6.42% (LIBOR 3 Month + 6.27%), 07/19/2034(a) (l)		1,600	1,599,726
OCP CLO Ltd. Series 2021-21A, Class E 6.46% (LIBOR 3 Month + 6.28%), 07/20/2034(a) (l)		2,250	2,241,439
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class CR 2.075% (LIBOR 3 Month + 1.95%), 01/24/2033(a) (l)		8,719	8,720,396
Series 2016-1A, Class DR 3.225% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (l)		7,987	7,969,742
OZLM XXII Ltd. Series 2018-22A, Class D 5.434% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (l)		968	887,995
Palmer Square CLO Ltd. Series 2021-1A, Class D 6.134% (LIBOR 3 Month + 6.00%), 04/20/2034(a) (l)		6,063	6,062,437
Rockford Tower CLO 2019-2 Ltd. Series 2019-2A, Class B 2.085% (LIBOR 3 Month + 1.93%), 08/20/2032(a) (l)		2,743	2,742,975
Rockford Tower CLO Ltd. Series 2021-2A, Class E 6.54% (LIBOR 3 Month + 6.40%), 07/20/2034(a) (l)		1,100	1,080,200
Rockt Series 2019-1A, Class ER 6.454% (LIBOR 3 Month + 6.32%), 04/20/2034(a) (l)		2,000	1,947,764
Trimaran Cavu Ltd. Series 2019-1A, Class E 7.174% (LIBOR 3 Month + 7.04%), 07/20/2032(a) (l)		2,469	2,456,554

Total Collateralized Loan Obligations (cost $99,525,594)			100,238,226

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 1.5%
Quasi-Sovereign Bonds – 1.5%
Bahrain – 0.3%
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/2024(a)	U.S.$	2,974	$3,297,980
8.375%, 11/07/2028(a)		7,879	9,133,731

			12,431,711

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(a)		1,062	1,165,213
5.45%, 05/15/2030(a)		725	840,456

			2,005,669

Mexico – 1.0%
Petroleos Mexicanos
5.95%, 01/28/2031		14,062	13,770,213
6.49%, 01/23/2027		2,418	2,559,332
6.50%, 01/23/2029		1,952	2,018,661
6.75%, 09/21/2047		12,275	10,881,174
6.84%, 01/23/2030		5,550	5,768,947
7.69%, 01/23/2050		13,727	13,291,168

			48,289,495

South Africa – 0.1%
Eskom Holdings SOC Ltd.
6.35%, 08/10/2028(a)		2,540	2,812,256
7.125%, 02/11/2025(a)		1,951	2,043,185

			4,855,441

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		703	722,992

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a) (b) (j)		5,000	212,500

Total Quasi-Sovereigns (cost $60,130,109)			68,517,808

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.6%
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.359%, 04/10/2046(s)		6,573	113,643
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		1,000	136,683
Series 2012-CR3, Class XA 1.838%, 10/15/2045(s)		43,885	579,849

	Principal Amount (000)		U.S. $ Value

Series 2012-CR5, Class XA 1.506%, 12/10/2045(s)	U.S.$	8,536	$138,577
Series 2013-LC6, Class XA 1.309%, 01/10/2046(s)		27,209	340,132
Series 2014-CR15, Class XA 0.716%, 02/10/2047(s)		6,811	113,035
Series 2014-CR20, Class XA 1.002%, 11/10/2047(s)		42,437	1,153,669
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.481%, 02/10/2046(s)		3,715	65,999
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.184%, 08/10/2044(a)		7,937	6,666,667
Series 2012-GC6, Class C 5.76%, 01/10/2045(a)		1,177	1,191,499
Series 2013-GC13, Class D 4.085%, 07/10/2046(a)		1,500	962,650
Series 2014-GC18, Class D 4.988%, 01/10/2047(a)		2,261	580,731
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class D 4.989%, 06/15/2045(a)		5,000	4,254,790
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class XA 1.13%, 07/15/2050(s)		31,874	1,433,644
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.596%, 11/15/2045(a) (s)		23,992	251,248
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.582%, 12/10/2045(a) (s)		2,974	39,293
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.964%, 06/15/2044(a)		2,576	2,308,519
Series 2012-C7, Class XA 1.296%, 06/15/2045(a) (s)		6,357	28,178
Series 2012-C8, Class E 4.883%, 08/15/2045(a)		6,905	5,746,792
Series 2014-C20, Class D 3.986%, 05/15/2047(a)		3,701	1,628,479

			27,734,077

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.843% (LIBOR 1 Month + 4.75%), 05/15/2036(a) (l)		1,702	1,116,980

Total Commercial Mortgage-Backed Securities (cost $35,246,571)			28,851,057

	Shares		U.S. $ Value

PREFERRED STOCKS – 0.5%
Industrial – 0.4%
Energy – 0.3%
Gulfport Energy Corp.(b) (d)		31	$148,800
Gulfport Energy Operating Corp. 10.00% (10.00 Cash or 15.00% PIK), 08/30/2021(d) (f) (i)		730	3,504,000
Targa Resources Corp. Series A 9.50%		11,000	11,758,434

			15,411,234

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		211,900	6,579,495

			21,990,729

Financial Institutions – 0.1%
Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%, 04/15/2042		95,901	2,536,582

Total Preferred Stocks (cost $20,586,746)			24,527,311

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.4%
Other ABS - Fixed Rate – 0.3%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 11.483%, 06/15/2043(g)	U.S.$	421	413,840
Series 2019-24, Class PT 10.951%, 08/15/2044(g)		1,119	1,122,727
Series 2019-36, Class PT 13.592%, 10/17/2044(g)		1,654	1,671,665
Series 2019-43, Class PT 6.998%, 11/15/2044(g)		784	776,543
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 15.756%, 06/15/2043(g)		447	444,690
Series 2018-4, Class PT 12.318%, 05/15/2043(g)		431	428,686
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 12.519%, 03/16/2043(g)		98	96,439

	Principal Amount (000)		U.S. $ Value

SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(d) (e) (g)	U.S.$	1,545	$737,750
Series 2017-3, Class R Zero Coupon, 05/25/2026(d) (e) (g)		56	2,461,994
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(d) (e) (g)		80	1,600,000
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(d) (e) (g)		114	3,142,248

			12,896,582

Home Equity Loans - Fixed Rate – 0.1%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 6.22%, 09/25/2036		688	324,925
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.554%, 10/25/2035		900	907,061
GSAA Home Equity Trust Series 2005-12, Class AF5 6.159%, 09/25/2035		991	848,607
Series 2006-10, Class AF3 5.985%, 06/25/2036		1,271	524,883
Series 2006-6, Class AF4 6.621%, 03/25/2036		3,132	1,310,761
Series 2006-6, Class AF5 6.741%, 03/25/2036		2,535	1,061,046

			4,977,283

Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 06/15/2026(a)		791	830,834

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.479%, 05/25/2037		94	96,319

Total Asset-Backed Securities (cost $40,230,023)			18,801,018

INFLATION-LINKED SECURITIES – 0.3%
Colombia – 0.3%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	14,562,910	3,299,937
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		7,580,000	2,027,303
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g)		36,247,335	10,180,660

Total Inflation-Linked Securities (cost $17,982,278)			15,507,900

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	1,200	$2,134,622
7.625%, 03/01/2040		1,250	2,141,054
State of Illinois Series 2010 7.35%, 07/01/2035		4,120	5,427,030

Total Local Governments - US Municipal Bonds (cost $6,611,176)			9,702,706

EMERGING MARKETS - TREASURIES – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 12.00%, 01/20/2022(a) (cost $7,833,404)	DOP	347,740	6,331,898

	Shares

WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(b)		385,763	1,928,815
Battalion Oil Corp., expiring 10/08/2022(b) (d) (e)		815	0
Battalion Oil Corp., expiring 10/08/2022(b) (d) (e)		652	0
Battalion Oil Corp., expiring 10/08/2022(b) (d) (e)		1,048	0
Encore Automotive Acceptance, expiring 07/05/2031(b) (d) (e)		44	0
Flexpath Capital, Inc., expiring 04/15/2031(b) (d) (e)		189,795	0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(b)		304,120	5,474
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(b)		130,889	2,264
Willscot Corp., expiring 11/29/2022(b) (d) (e)		169,364	2,311,006

Total Warrants (cost $3,612,897)			4,247,559

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(b) (d) (cost $0)		45,881	58,407

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(b) (d) (e) (k) (cost $1,373,314)	EUR	1,001	0

	Shares			U.S. $ Value

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(t) (u) (v) (cost $37,436,343)		37,436,343		$37,436,343

	Principal Amount (000)

Time Deposits – 0.4%
ANZ, London 0.00%, 08/02/2021	U.S.$	13,334		13,334,106
BBH, Grand Cayman (0.22)%, 08/02/2021	AUD	32		23,539
0.01%, 08/02/2021	CAD	593		475,150
3.75%, 08/02/2021	ZAR	0	**	2
Citibank, London (0.78)%, 08/02/2021	EUR	2,392		2,837,377
0.00%, 08/02/2021	GBP	69		95,938

Total Time Deposits (cost $16,766,112)				16,766,112

Total Short-Term Investments (cost $54,202,455)				54,202,455

Total Investments – 102.6% (cost $4,766,797,835)(w)				4,823,441,283
Other assets less liabilities – (2.6)%				(123,891,897)

Net Assets – 100.0%				$4,699,549,386

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	74	September 2021	$12,189,188	$569,290
U.S. T-Note 5 Yr (CBT) Futures	939	September 2021	116,854,149	756,570
U.S. T-Note 10 Yr (CBT) Futures	198	September 2021	26,621,719	497,969
U.S. Ultra Bond (CBT) Futures	274	September 2021	54,671,562	3,760,171

				$5,584,000

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	4,555	USD	5,528	08/03/2021	$124,243
Bank of America, NA	EUR	1,508	USD	1,782	08/03/2021	(6,842)
Bank of America, NA	RUB	71,687	USD	960	09/30/2021	(10,218)
Barclays Bank PLC	EUR	1,035	USD	1,236	08/03/2021	7,986
BNP Paribas SA	EUR	2,564	USD	3,052	08/03/2021	10,199
Brown Brothers Harriman & Co.	EUR	6,648	USD	8,032	08/03/2021	146,197
Brown Brothers Harriman & Co.	EUR	3,221	USD	3,801	08/03/2021	(19,446)
Brown Brothers Harriman & Co.	USD	5,171	EUR	4,366	08/03/2021	7,778
Brown Brothers Harriman & Co.	ZAR	5,711	USD	411	09/16/2021	23,090
Citibank, NA	EUR	15,358	USD	18,116	08/03/2021	(103,001)
Citibank, NA	GBP	3,076	USD	4,331	08/26/2021	55,578
Citibank, NA	MXN	18,187	USD	897	08/27/2021	(13,813)
Deutsche Bank AG	EUR	1,225	USD	1,450	08/03/2021	(3,238)
HSBC Bank USA	EUR	101,046	USD	123,951	08/03/2021	4,084,986
Morgan Stanley Capital Services LLC	EUR	1,488	USD	1,757	08/03/2021	(8,250)
Morgan Stanley Capital Services LLC	CAD	7,357	USD	5,903	09/24/2021	6,126
Royal Bank of Scotland PLC	COP	159,353,359	USD	41,196	09/16/2021	203,671
UBS AG	EUR	137,317	USD	163,243	11/08/2021	28,646

						$4,533,692

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00%	Quarterly	2.75%	USD	31,735	$3,069,339	$1,248,897	$1,820,442
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.93	USD	249,795	24,277,434	22,164,767	2,112,667
Ford Motor Company, 4.346% 12/08/2026, 06/20/2023*	5.00	Quarterly	1.18	USD	4,420	342,818	(245,677)	588,495
iTraxx Europe Crossover Series 27, 5 Year Index, 06/20/2022*	5.00	Quarterly	0.89	EUR	1	46	12	34
iTraxx Europe Crossover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.36	EUR	74,910	11,192,356	9,033,380	2,158,976

						$38,881,993	$32,201,379	$6,680,614

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	2,932	$(1,317,652)	$(1,448,318)	$130,666
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,443	(648,382)	(701,476)	53,094
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,750	(989,313)	(1,340,127)	350,814
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,714	(979,815)	(460,491)	(519,324)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6,122	(1,615,086)	(743,976)	(871,110)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8,746	(2,307,341)	(1,058,858)	(1,248,483)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	15,706	(4,143,505)	(1,918,530)	(2,224,975)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	40,000	(10,549,333)	(4,572,611)	(5,976,722)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	530	(237,883)	(75,498)	(162,385)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,324	(594,925)	(188,815)	(406,110)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,324	(595,477)	(184,150)	(411,327)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	2,648	(1,179,094)	(367,803)	(811,291)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	25,985	(11,675,977)	(3,886,927)	(7,789,050)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	247	(65,163)	(29,700)	(35,463)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	7,560	$(1,994,454)	$(903,127)	$(1,091,327)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.61	EUR	1,640	88,121	33,051	55,070
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,395	(632,040)	(270,357)	(361,683)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.33	USD	1,300	118,737	39,964	78,773
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	1.33	USD	1,440	131,525	69,280	62,245
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	289	(129,676)	(140,111)	10,435
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	289	(129,676)	(140,111)	10,435
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	110,001	(48,951,745)	(24,592,489)	(24,359,256)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	561	(147,954)	(146,738)	(1,216)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	561	(148,048)	(122,313)	(25,735)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,122	(296,096)	(252,733)	(43,363)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,122	(296,096)	(252,733)	(43,363)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,433	(378,049)	(176,953)	(201,096)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	26,762	(7,060,262)	(3,723,517)	(3,336,745)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.650%, 06/01/2037, 12/20/2021*	5.00%	Quarterly	0.54%	USD	4,590	$107,325	$(28,802)	$136,127
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6,340	(1,672,598)	(778,917)	(893,681)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	5,325	(2,392,618)	(2,793,779)	401,161
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	577	(259,353)	(274,258)	14,905
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,788	(803,733)	(802,122)	(1,611)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	977	(439,072)	(416,425)	(22,647)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,788	(803,733)	(741,233)	(62,500)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,788	(803,733)	(736,898)	(66,835)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,788	(803,733)	(732,563)	(71,170)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,788	(803,733)	(728,229)	(75,504)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,955	(869,874)	(710,303)	(159,571)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,955	(878,580)	(705,612)	(172,968)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,805	(740,239)	(747,232)	6,993
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,805	(739,772)	(692,933)	(46,839)

						$(108,628,105)	$(58,445,473)	$(50,182,632)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Maturity	EUR	26,402	09/20/2021	$260,333

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at July 31, 2021
Barclays Capital, Inc.†	(0.25	)%*	—	$1,193,823
Barclays Capital, Inc.†	(0.25	)%*	—	1,929,083
Barclays Capital, Inc.†	(0.25	)%*	—	2,044,702
Barclays Capital, Inc.†	(0.25	)%*	—	2,396,029
Barclays Capital, Inc.†	0.00%		—	1,587,775
Barclays Capital, Inc.†	0.00%		—	2,355,495
Barclays Capital, Inc.†	0.40%		—	10,925,243
Barclays Capital, Inc.†	0.40%		—	14,604,532
Credit Suisse Securities (USA) LLC†	(1.50	)%*	—	1,836,358
Credit Suisse Securities (USA) LLC†	(1.25	)%*	—	601,975
Credit Suisse Securities (USA) LLC†	(0.50	)%*	—	2,916,890
Credit Suisse Securities (USA) LLC†	(0.50	)%*	—	4,366,382
Credit Suisse Securities (USA) LLC†	0.01%		—	360,002

				$47,118,289

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2021.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$21,228,512	$0	$0	$0	$21,228,512
Corporates - Investment Grade	25,889,777	0	0	0	25,889,777

Total	$47,118,289	$0	$0	$0	$47,118,289

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $3,097,922,189 or 65.9% of net assets.

(b)	Non-income producing security.
(c)	Defaulted matured security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2021.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.85% of net assets as of July 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2019-4A, Class B1 3.939%, 10/25/2029	04/16/2020	$1,114,610	$1,580,560	0.03%
Carlson Travel, Inc. 6.75%, 12/15/2025	08/18/2020	2,440,140	3,105,444	0.07%
Carlson Travel, Inc. 10.50%, 03/31/2025	08/18/2020- 08/21/2020	592,381	633,762	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 11.483%, 06/15/2043	04/25/2018- 06/01/2020	421,088	413,840	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.951%, 08/15/2044	06/27/2019	1,091,554	1,122,727	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.592%, 10/17/2044	09/04/2019	1,642,067	1,671,665	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.998%, 11/15/2044	10/09/2019	777,647	776,543	0.02%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 15.756%, 06/15/2043	06/26/2018	448,080	444,690	0.01%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 12.318%, 05/15/2043	03/27/2018- 05/11/2018	433,412	428,686	0.01%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 12.519%, 03/16/2043	03/07/2018	98,372	96,439	0.00%
Diamond Offshore Drilling, Inc.	04/23/2021	2,371,457	861,932	0.02%
Digicel Group Holdings Ltd. 7.00%, 08/16/2021	11/28/2016- 04/01/2021	675,073	486,777	0.01%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-FTR3, Class B2 4.892%, 09/25/2047	06/03/2020	932,862	1,154,215	0.02%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	10,720,266	10,180,660	0.22%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.589%, 10/25/2025	09/18/2015	3,588,998	3,398,056	0.07%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017- 06/30/2021	5,478,125	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017	3,114,592	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013- 02/19/2015	$12,955,188	$0	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	2,385,658	85,173	0.00%
Radnor Re Ltd. Series 2020-1, Class B1 3.089%, 01/25/2030	04/15/2020	287,802	483,591	0.01%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017- 08/01/2017	879,122	737,750	0.02%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 05/25/2026	05/11/2017	6,200,880	2,461,994	0.05%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	8,413,600	1,600,000	0.03%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	11,354,952	3,142,248	0.07%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	871,000	896,588	0.02%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019- 10/31/2020	4,721,019	24,492	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	10/19/2012- 02/27/2014	8,550,341	137,082	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	2,486,550	312,500	0.01%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/26/2012- 02/05/2014	11,383,331	68,235	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.339%, 11/25/2025	09/06/2016	2,299,841	2,241,422	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.589%, 11/25/2025	02/26/2018- 09/28/2015	1,213,757	1,204,212	0.03%

(h)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(i)	Convertible security.
(j)	Defaulted.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(m)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR or the LIBOR/CDOR floor rate plus a spread at July 31, 2021.
(n)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(o)	Inverse interest only security.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$33,044,260	$70,981	0.00%

(s)	IO - Interest Only.
(t)	The rate shown represents the 7-day yield as of period end.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	Affiliated investments.
(w)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $349,747,255 and gross unrealized depreciation of investments was $(326,227,800), resulting in net unrealized appreciation of $23,519,455.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

COP – Colombian Peso

DOP – Dominican Peso

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

July 31, 2021 (unaudited)

70.4%	United States
2.9%	United Kingdom
2.6%	Canada
1.7%	Luxembourg
1.3%	Brazil
1.2%	Mexico
1.1%	France
0.9%	Argentina
0.9%	Egypt
0.9%	Bahrain
0.9%	Switzerland
0.8%	Colombia
0.8%	Ivory Coast
12.5%	Other
1.1%	Short-Term

100.0%	Total Investments

[1]

All data are as of July 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following: Angola, Australia, Bermuda, Chile, China, Czech Republic, Denmark, Dominican Republic, Ecuador, El Salvador, Finland, Gabon, Germany, Ghana, Guatemala, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Jamaica, Jersey (Channel Islands), Macau, Morocco, Netherlands, Nigeria, Norway, Oman, Panama, Peru, Senegal, South Africa, Spain, Sweden, Trinidad & Tobago, Turkey, Ukraine, United Republic of Tanzania, Venezuela and Zambia.

AB High Income Fund

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$2,636,248,666	$2,212,130	#	$2,638,460,796
Emerging Markets - Sovereigns	-0-	401,055,061	-0-		401,055,061
Corporates - Investment Grade	-0-	359,931,134	-0-		359,931,134
Bank Loans	-0-	270,078,599	45,435,725		315,514,324
Collateralized Mortgage Obligations	-0-	259,965,407	-0-		259,965,407
Emerging Markets - Corporate Bonds	-0-	213,749,140	24,492	#	213,773,632
Governments - Treasuries	-0-	192,277,527	-0-		192,277,527
Common Stocks	48,115,724	4,902,937	58,458,396	#	111,477,057
Collateralized Loan Obligations	-0-	100,238,226	-0-		100,238,226
Quasi-Sovereigns	-0-	68,517,808	-0-		68,517,808
Commercial Mortgage-Backed Securities	-0-	28,851,057	-0-		28,851,057
Preferred Stocks	9,116,077	11,758,434	3,652,800		24,527,311
Asset-Backed Securities	-0-	10,859,026	7,941,992		18,801,018
Inflation-Linked Securities	-0-	15,507,900	-0-		15,507,900
Local Governments - US Municipal Bonds	-0-	9,702,706	-0-		9,702,706
Emerging Markets - Treasuries	-0-	6,331,898	-0-		6,331,898
Warrants	1,936,553	-0-	2,311,006	#	4,247,559
Rights	-0-	-0-	58,407		58,407
Governments - Sovereign Bonds	-0-	-0-	0	#	0
Short-Term Investments:
Investment Companies	37,436,343	-0-	-0-		37,436,343
Time Deposits	-0-	16,766,112	-0-		16,766,112

Total Investments in Securities	96,604,697	4,606,741,638	120,094,948		4,823,441,283
Other Financial Instruments*:
Assets
Futures	5,584,000	-0-	-0-		5,584,000
Forward Currency Exchange Contracts	-0-	4,698,500	-0-		4,698,500
Centrally Cleared Credit Default Swaps	-0-	38,881,993	-0-		38,881,993
Credit Default Swaps	-0-	445,708	-0-		445,708
Total Return Swaps	-0-	260,333	-0-		260,333
Liabilities
Forward Currency Exchange Contracts	-0-	(164,808)	-0-		(164,808)
Credit Default Swaps	-0-	(109,073,813)	-0-		(109,073,813)
Reverse Repurchase Agreements	(47,118,289)	-0-	-0-		(47,118,289)

Total	$55,070,408	$4,541,789,551	$120,094,948		$4,716,954,907

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-		Emerging Markets -
	Investment Grade#	Bank Loans	Corporate Bonds#	Common Stocks#

Balance as of 10/31/20	$2,209,876	$58,220,720	$72,627	$46,790,997
Accrued discounts/(premiums)	2,748	- 0 -	(90,074)	- 0 -
Realized gain (loss)	13,172	20,422	- 0 -	(3,087,918)
Change in unrealized appreciation/depreciation	91,284	2,424,246	(783,906)	20,836,894
Purchases/Payups	1,015,266	43,842,800	825,845	18,000,000
Sales	(1,120,216)	(44,987,112)	- 0 -	(23,660,781)
Transfers into Level 3	- 0 -	510,442	- 0 -	- 0 -
Transfers out of Level 3	- 0 -	(14,595,793)	- 0 -	(420,796)

Balance as of 7/31/21	$2,212,130	$45,435,725	$24,492	$58,458,396

Net change in unrealized appreciation/depreciation from investments held as of 7/31/21	$91,284	$712,696	$(783,906)	$15,727,211

	Preferred Stocks	Asset-Backed Securities	Warrants#	Rights

Balance as of 10/31/20	$5,431,939	$11,596,706	$954,044	$48,955
Accrued discounts/(premiums)	- 0 -	310,891	- 0 -	- 0 -
Realized gain (loss)	(236)	(6,293,816)	- 0 -	- 0 -
Change in unrealized appreciation/depreciation	3,008,480	4,100,888	1,356,962	9,452
Purchases	1,470,190	- 0 -	- 0 -	- 0 -
Sales/Paydowns	(6,257,573)	(1,772,677)	- 0 -	- 0 -
Transfers into Level 3	- 0 -	- 0 -	- 0 -	- 0 -
Transfers out of Level 3	- 0 -	- 0 -	- 0 -	- 0 -

Balance as of 7/31/21	$3,652,800	$7,941,992	$2,311,006	$58,407

Net change in unrealized appreciation/depreciation from investments held as of 7/31/21	$3,008,480	$(702,837)	$1,356,962	$9,452

	Governments - Sovereign Bonds#	Whole Loan Trusts	Total

Balance as of 10/31/20	$ - 0 -	$330,713	$125,656,577
Accrued discounts/(premiums)	- 0 -	- 0 -	223,565
Realized gain (loss)	- 0 -	(5,908,393)	(15,256,769)
Change in unrealized appreciation/depreciation	- 0 -	5,789,464	36,833,764
Purchases/Payups	- 0 -	- 0 -	65,154,101
Sales/Paydowns	- 0 -	(211,784)	(78,010,143)
Transfers into Level 3	- 0 -	- 0 -	510,442
Transfers out of Level 3	- 0 -	- 0 -	(15,016,589)

Balance as of 7/31/21	$ - 0 -	$ - 0 -	$120,094,948

Net change in unrealized appreciation/depreciation from investments held as of 7/31/21	$ - 0 -	$ - 0 -	$19,419,342

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2021. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/21	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$1,153,032	Recovery Analysis	Collateral Value	$85.10
	$-0-	Qualitative Assessment		$0.00

	$1,153,032

Common Stocks	$17,141,150	Market Approach	NAV Equivalent	$952.29
	$8,797,875	Market Approach	Projected Enterprise Value	$592.7mm to $658.7mm
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$25,939,030

Warrants	$2,311,006	Option Pricing Model	Exercise Price	$13.65
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$2,311,006

Governments - Sovereign Bonds	$-0-	Qualitative Assessment		$0.00

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, Projected Enterprise Value and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/21 (000)	Dividend Income (000)
Government Money
Market Portfolio	$22,537	$1,242,833	$1,227,934	$37,436	$9